ACQUISITION OF BUSINESSES	6 Months Ended
Jun. 30, 2023
Business Combinations 1 [Abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
When determining the basis of accounting for the partnership’s investees, the partnership evaluates the degree of influence that the partnership exerts directly or through an arrangement over the investees’ relevant activities. Control is obtained when the partnership has power over the acquired entities and an ability to use its power to affect the returns of these entities.
The partnership accounts for business combinations using the acquisition method of accounting, pursuant to which identifiable tangible and intangible assets and liabilities are recognized and measured on the basis of the estimated fair values at the date of acquisition.
(a)Acquisitions completed in the six months ended June 30, 2023
Mobile Mini Solutions (“Mobile Mini”)
On January 31, 2023, the partnership’s modular building leasing services operations acquired a 100% economic interest in Mobile Mini, a provider of portable storage solutions in the U.K., for total consideration of $419 million, funded with debt and equity. The partnership received 100% of the voting rights in Mobile Mini, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes. The fair values of acquired assets, assumed liabilities and goodwill for the acquisition have been determined on a preliminary basis at the end of the reporting period.
Goodwill of $166 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Customer relationship intangible assets of $53 million, property, plant and equipment of $255 million and other net liabilities of $55 million were acquired as part of the transaction. Transaction costs of approximately $10 million were recorded as other expenses in the unaudited interim condensed consolidated statements of operating results.
(b)Acquisitions completed in 2022
The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt and equity raised alongside institutional partners to fund the acquisition, contingent and other non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total (1)
Cash	$10,381	$6,488	$659	$17,528
Contingent and other non-cash consideration	491	29	225	745
Total consideration	$10,872	$6,517	$884	$18,273

Cash and cash equivalents	$739	$76	$14	$829
Accounts receivable and other, net	523	456	36	1,015
Inventory, net	15	169	117	301
Property, plant and equipment	774	364	42	1,180
Intangible assets	5,727	4,373	356	10,456
Goodwill	5,544	1,499	378	7,421
Deferred income tax assets	1	—	—	1
Financial assets	4,542	4	—	4,546
Equity accounted investments and other assets	426	309	1	736
Accounts payable and other	(1,460)	(451)	(46)	(1,957)
Non-recourse borrowings in subsidiaries of the partnership	(4,543)	—	—	(4,543)
Deferred income tax liabilities	(1,337)	(282)	(14)	(1,633)
Net assets acquired before non-controlling interests	$10,951	$6,517	$884	$18,352
Non-controlling interests acquired	(79)	—	—	(79)
Net assets acquired	$10,872	$6,517	$884	$18,273
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(1)The fair values of acquired assets, assumed liabilities and goodwill for acquisitions completed within the last 12 months have been determined on a provisional basis pending finalization of the determination of the fair values of certain acquired assets and liabilities. The partnership is in the process of obtaining additional information to assess the fair values of property, plant and equipment, intangible assets, provisions, related deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
Business services
La Trobe Financial Services Pty Limited (“La Trobe”)
On May 31, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in La Trobe, an Australian residential mortgage lender, for total consideration of $1.1 billion, funded with debt, equity, non-cash and contingent consideration. The partnership received 100% of the voting rights in La Trobe, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $384 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets of $655 million were acquired as part of the transaction, comprising management contract rights, mortgage broker channel, computer software and brand name. Other items include $4.5 billion of loans receivable, $4.5 billion of borrowings and $14 million of other net liabilities. Transaction costs of approximately $8 million were recorded as other expenses in the 2022 consolidated statements of operating results.
CDK Global, Inc. (“CDK Global”)
On July 6, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in CDK Global, a provider of technology services and software solutions to automotive dealers. Total consideration was $8.3 billion, funded with debt and equity. The partnership received 100% of the voting rights, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $4.6 billion was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets acquired comprise a customer relationship asset of $3.8 billion with a useful life of 15 years, developed technology of $0.7 billion with a useful life of 3-5 years, and a brand intangible asset of $0.3 billion with a useful life of 15 years. Other items included $301 million of cash and cash equivalents, $377 million of accounts receivable and other, $953 million of accounts payable and other, $1.1 billion of deferred tax liabilities and $361 million of other net assets. Transaction costs of approximately $15 million were recorded as other expenses in the 2022 consolidated statements of operating results. Non-controlling interests of $81 million were recognized and measured at fair value.
The acquired customer relationship intangible was valued with significant inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model. The useful life of 15 years represents the pattern of economic benefits realized by the business, primarily due to the low customer attrition rate observed, and reflects the period of time over which the majority of the cumulative present value of cash flows from the intangible asset would be realized, and after which any remaining forward-looking cash flows from the asset were determined to be de minimis in present value terms.
Magnati - Sole Proprietorship LLC (“Magnati”)
On August 8, 2022, the partnership, together with institutional partners, acquired a 60% economic interest in Magnati, a technology-enabled services provider in the payment processing space. Total consideration for the business was $763 million, funded with debt and equity and included contingent consideration payable to the former shareholder if certain performance targets are met and non-cash consideration from the former shareholder for retention of their 40% economic interest. The partnership received 60% of the voting rights in Magnati, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $500 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets of $226 million were acquired as part of the transaction, comprising customer relationships, trade name and service contracts. Other items include $345 million of financial assets and $308 million of other net liabilities. Transaction costs of approximately $3 million were recorded as other expenses in the 2022 consolidated statements of operating results.
Unidas Locadora S.A. (“Unidas”)
On October 1, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in Unidas, a leading full-service car rental business in Brazil. Total consideration was $731 million, funded with debt, equity, non-cash and contingent consideration. The partnership received 100% of the voting rights, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $103 million was recognized and represents growth the partnership expects to experience from the operations. Other items include $664 million of property, plant and equipment primarily related to the fleet of rental cars and $36 million of other net liabilities. Transaction costs of approximately $1 million were recorded as other expenses in the 2022 consolidated statements of operating results.
Infrastructure services
Scientific Games, LLC (“Scientific Games”)
On April 4, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in Scientific Games, a service provider to government-sponsored lottery programs with capabilities in game design, distribution, systems and terminals and turnkey technology solutions. Total consideration was $5.8 billion, comprising debt and equity. The partnership received 100% of the voting rights, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $1.2 billion was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets acquired comprise a customer relationship asset of $2.8 billion with a useful life of 20 years, a brand intangible asset of $1.0 billion with an indefinite useful life, and software of $0.2 billion. Other items include $555 million of other net assets. Transaction costs of approximately $16 million were recorded as other expenses in the 2022 consolidated statements of operating results.
The acquired customer relationship intangible was valued with significant inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model. The useful life of 20 years represents the pattern of economic benefits realized by the business, primarily due to the low customer attrition rate observed, and reflects the period of time over which the majority of the cumulative present value of cash flows from the intangible asset would be realized, and after which any remaining forward-looking cash flows from the asset were determined to be de minimis in present value terms.
The acquired brand intangible was valued using a relief from royalty method with significant inputs of revenue growth rates, royalty rates and a discount rate determined using a capital asset pricing model. The lottery services business has significant historical experience using the brand and intends to continue using the brand in the long-term. The partnership has determined the asset to have an indefinite life as there is no foreseeable limit to the period that this asset is expected to generate cash flows.
BHI Energy, Inc. (“BHI Energy”)
On May 27, 2022, the partnership’s nuclear technology services operations acquired a 100% economic interest in BHI Energy for total consideration of $737 million. The partnership received 100% of the voting rights through its nuclear technology services operations, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $257 million was recognized, of which $68 million was deductible for tax purposes and represents growth the partnership’s nuclear technology services operations expect to experience from the operations. Intangible assets of $390 million were acquired as part of the transaction, comprising customer relationships and brand names. Other items include $90 million of other net assets. Transaction costs of approximately $8 million were recorded as other expenses in the 2022 consolidated statements of operating results.
Industrials
TexTrail Inc. (“TexTrail”)
On October 5, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in TexTrail, a leading distributor of axles and trailer components. Total consideration was $884 million, funded with debt and equity. The partnership received 100% of the voting rights through its engineered components manufacturing operations, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $378 million was recognized, of which $319 million was deductible for tax purposes and represents growth the partnership expects to experience from the operations. Intangible assets of $356 million were acquired as part of the transaction which primarily comprised customer relationships, trade names and trademarks. Other items include $150 million of other net assets. Transaction costs of approximately $6 million were recorded as other expenses in the 2022 consolidated statements of operating results.